Schedule of Investments (unaudited) September 30, 2022	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 1.4%
Patterson-UTI Energy, Inc.(a)	113,050	$1,320,424
Tenaris SA	270,100	3,494,842

		4,815,266

Food Products — 0.5%
Darling Ingredients, Inc.(a)(b)	24,924	1,648,723

Metals & Mining — 0.7%
Glencore PLC	471,400	2,477,213

Oil, Gas & Consumable Fuels — 94.9%
ARC Resources Ltd.	295,280	3,546,310
BP PLC, ADR	3,319,000	15,859,463
Canadian Natural Resources Ltd.	267,609	12,456,842
Cenovus Energy, Inc.	437,856	6,726,249
Cheniere Energy, Inc.(a)	44,300	7,349,813
Chevron Corp.(a)(c)	224,020	32,184,953
ConocoPhillips(a)	266,442	27,267,738
Enbridge, Inc.	406,000	15,054,345
Eni SpA	363,200	3,860,342
EOG Resources, Inc.(a)	128,929	14,405,237
Equinor ASA	138,033	4,552,151
Exxon Mobil Corp.(a)(c)	613,095	53,529,325
Gazprom PJSC(b)(d)	879,200	146
Hess Corp.(a)	96,690	10,538,243
Kinder Morgan, Inc.	505,200	8,406,528
Kosmos Energy Ltd.(a)(b)	224,334	1,159,807
Marathon Petroleum Corp.(a)	95,225	9,458,699
Pioneer Natural Resources Co.(a)(c)	49,394	10,695,283
Santos Ltd.	994,636	4,594,765
Shell PLC, ADR(a)	704,622	35,061,991
TotalEnergies SE	403,348	18,922,888
Tourmaline Oil Corp.	136,083	7,072,356

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.(a)	101,374	$10,831,812
Williams Cos., Inc.(a)	460,432	13,182,168

		326,717,454

Total Long-Term Investments — 97.5% (Cost: $245,058,588)		335,658,656

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(e)(f)	6,564,243	6,564,243

Total Short-Term Securities — 1.9% (Cost: $6,564,243)		6,564,243

Total Investments Before Options Written — 99.4% (Cost: $251,622,831)		342,222,899

Options Written — (0.5)% (Premiums Received: $(4,459,581))		(1,633,472)

Total Investments, Net of Options Written — 98.9% (Cost: $247,163,250)		340,589,427

Other Assets Less Liabilities — 1.1%		3,942,255

Net Assets — 100.0%		$344,531,682

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,725,280	$3,838,963	(a)	$—	$—	$—	$6,564,243	6,564,243	$42,837	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Canadian Natural Resources Ltd.	321	10/07/22	CAD	74.00	CAD	2,064	$(11,387)
Chevron Corp.	304	10/07/22	USD	165.00	USD	4,368	(2,736)
ConocoPhillips	368	10/07/22	USD	114.00	USD	3,766	(4,784)

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Exxon Mobil Corp.	307	10/07/22	USD	94.00	USD	2,680	$(4,605)
Pioneer Natural Resources Co.	100	10/07/22	USD	250.00	USD	2,165	(1,500)
Valero Energy Corp.	124	10/07/22	USD	122.00	USD	1,325	(1,054)
Shell PLC, ADR	533	10/12/22	USD	55.00	USD	2,652	(4,793)
Chevron Corp.	295	10/14/22	USD	162.50	USD	4,238	(5,310)
ConocoPhillips	185	10/14/22	USD	107.00	USD	1,893	(37,462)
Marathon Petroleum Corp.	49	10/14/22	USD	106.00	USD	487	(5,390)
Pioneer Natural Resources Co.	100	10/14/22	USD	250.00	USD	2,165	(7,500)
Shell PLC, ADR	1,507	10/14/22	USD	55.52	USD	7,499	(14,184)
Williams Cos., Inc.	469	10/14/22	USD	34.00	USD	1,343	(4,690)
ARC Resources Ltd.	660	10/21/22	CAD	21.00	CAD	1,095	(3,345)
Canadian Natural Resources Ltd.	247	10/21/22	CAD	74.50	CAD	1,588	(3,308)
Cenovus Energy, Inc.	1,196	10/21/22	CAD	26.00	CAD	2,538	(6,061)
Cheniere Energy, Inc.	60	10/21/22	USD	175.00	USD	995	(24,300)
Chevron Corp.	80	10/21/22	USD	165.00	USD	1,149	(2,200)
Darling Ingredients, Inc.	20	10/21/22	USD	85.00	USD	132	(1,500)
Enbridge, Inc.	577	10/21/22	CAD	56.00	CAD	2,955	(2,715)
EOG Resources, Inc.	143	10/21/22	USD	125.70	USD	1,598	(13,943)
Exxon Mobil Corp.	573	10/21/22	USD	94.00	USD	5,003	(56,727)
Hess Corp.	172	10/21/22	USD	120.00	USD	1,875	(29,670)
Kosmos Energy Ltd.	310	10/21/22	USD	7.50	USD	160	(1,550)
Patterson-UTI Energy, Inc.	197	10/21/22	USD	17.00	USD	230	(2,955)
Shell PLC, ADR	764	10/21/22	USD	55.00	USD	3,802	(21,010)
Tourmaline Oil Corp.	210	10/21/22	CAD	78.00	CAD	1,508	(16,191)
ConocoPhillips	450	10/28/22	USD	111.00	USD	4,605	(100,800)
EOG Resources, Inc.	193	10/28/22	USD	120.50	USD	2,156	(49,697)
EOG Resources, Inc.	153	10/28/22	USD	114.50	USD	1,709	(72,675)
Exxon Mobil Corp.	573	10/28/22	USD	95.00	USD	5,003	(71,338)
Hess Corp.	195	10/28/22	USD	115.00	USD	2,125	(78,975)
Valero Energy Corp.	124	10/28/22	USD	113.00	USD	1,325	(46,500)
Williams Cos., Inc.	664	10/28/22	USD	33.00	USD	1,901	(6,640)
Kosmos Energy Ltd.	555	11/03/22	USD	7.00	USD	287	(5,407)
Chevron Corp.	172	11/04/22	USD	155.00	USD	2,471	(46,096)
Exxon Mobil Corp.	263	11/04/22	USD	94.00	USD	2,296	(49,970)
Marathon Petroleum Corp.	179	11/04/22	USD	104.00	USD	1,778	(66,230)
Valero Energy Corp.	137	11/04/22	USD	113.00	USD	1,464	(60,280)
Williams Cos., Inc.	616	11/04/22	USD	31.00	USD	1,764	(27,720)
ARC Resources Ltd.	462	11/18/22	CAD	20.50	CAD	766	(9,699)
Canadian Natural Resources Ltd.	80	11/18/22	CAD	74.00	CAD	514	(5,965)
Canadian Natural Resources Ltd.	284	11/18/22	CAD	76.50	CAD	1,826	(13,467)
Cenovus Energy, Inc.	468	11/18/22	CAD	26.00	CAD	993	(12,874)
Cheniere Energy, Inc.	123	11/18/22	USD	166.00	USD	2,041	(141,242)
Exxon Mobil Corp.	350	11/18/22	USD	100.00	USD	3,056	(37,275)
Exxon Mobil Corp.	263	11/18/22	USD	95.00	USD	2,296	(56,939)
Patterson-UTI Energy, Inc.	232	11/18/22	USD	17.00	USD	271	(17,400)
Tourmaline Oil Corp.	310	11/18/22	CAD	80.00	CAD	2,225	(46,342)

							$(1,314,401)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Eni SpA	Goldman Sachs International	46,200	10/04/22	EUR	11.67	EUR	504	$(235)
Tenaris SA	JPMorgan Chase Bank N.A.	68,500	10/04/22	EUR	13.79	EUR	909	(5,351)
Statoil ASA	Morgan Stanley & Co. International PLC	7,500	10/06/22	NOK	373.99	NOK	2,686	(2,600)
Canadian Natural Resources Ltd.	Morgan Stanley & Co. International PLC	8,400	10/12/22	CAD	72.24	CAD	540	(784)
Santos Ltd.	Morgan Stanley & Co. International PLC	169,000	10/12/22	AUD	7.38	AUD	1,198	(16,714)
Total SA	JPMorgan Chase Bank N.A.	33,300	10/14/22	EUR	53.38	EUR	1,608	(4,647)
Total SA	JPMorgan Chase Bank N.A.	75,000	10/18/22	EUR	51.79	EUR	3,621	(20,663)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Total SA	Merrill Lynch International	26,900	10/18/22	EUR	51.52	EUR	1,299	$(12,241)
Statoil ASA	Morgan Stanley & Co. International PLC	46,000	10/20/22	NOK	416.27	NOK	16,473	(6,876)
Darling Ingredients, Inc.	Citibank N.A.	7,400	10/27/22	USD	79.06	USD	490	(1,946)
Eni SpA	Royal Bank of Canada	91,900	11/04/22	EUR	12.28	EUR	1,003	(7,702)
Santos Ltd.	UBS AG	166,800	11/04/22	AUD	8.00	AUD	1,183	(10,182)
BP PLC, ADR	Credit Suisse International	619,300	11/08/22	GBP	4.67	GBP	2,682	(65,399)
BP PLC, ADR	Goldman Sachs International	642,000	11/15/22	GBP	4.51	GBP	2,781	(99,647)
Tenaris SA	Merrill Lynch International	34,200	11/15/22	EUR	13.67	EUR	454	(21,793)
Total SA	Morgan Stanley & Co. International PLC	18,100	11/15/22	EUR	49.68	EUR	874	(31,308)
Santos Ltd.	Morgan Stanley & Co. International PLC	42,200	11/17/22	AUD	7.25	AUD	299	(10,983)

								$(319,071)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$1,320,424	$3,494,842	$—	$4,815,266
Food Products	1,648,723	—	—	1,648,723
Metals & Mining	—	2,477,213	—	2,477,213
Oil, Gas & Consumable Fuels	278,927,699	47,789,609	146	326,717,454
Short-Term Securities
Money Market Funds	6,564,243	—	—	6,564,243

	$288,461,089	$53,761,664	$146	$342,222,899

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,148,775)	$(484,697)	$—	$(1,633,472)

(a)	Derivative financial instruments are options written. Options written are shown at value.

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4